Ally Master Owner Trust
Monthly Servicing Report
August 17, 2020

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of July 31, 2020

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$6,605,505,862.52	169,583	$38,951.46	76.73%
Used Auto	$301,480,793.48	18,250	$16,519.50	3.50%
Medium Duty Trucks	$19,317,684.48	434	$44,510.79	0.22%
Less Dealer Reserve	$1,522,823,784.78
Total	$5,403,480,555.70	188,267		80.45%

Ally Bank Retained Receivables
New Auto	$518,165,778.31	11,135	$46,534.87	6.02%
Used Auto	$1,124,646,091.37	52,047	$21,608.28	13.06%
Medium Duty Trucks	$1,331,005.50	25	$53,240.22	0.02%
DPP	$26,165,904.10	756	$34,610.98	0.30%
Other	$12,380,953.58	102	$121,381.90	0.14%
Total	$1,682,689,732.86	64,065		19.55%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$7,086,170,288.56	252,332		100.00%
Dealer Reserve	$1,522,823,784.78
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$8,608,994,073.34	252,332		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$5,983,422,423.18	1,447	69.50%
Limited	Eligible	$937,580,246.90	223	10.89%
Programmed	Eligible	$5,301,670.40	8	0.06%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$1,339,929,065.74	N/A	15.56%
Limited	Ineligible	$336,646,701.14	N/A	3.91%
Programmed	Ineligible	$6,113,965.98	N/A	0.07%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$8,608,994,073.34	1,678	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$5,828,102,145.15	174,242	67.70%
121-180 Days		$1,173,362,775.74	33,765	13.63%
181-270 Days		$891,756,093.34	24,424	10.36%
Over 270 Days		$715,773,059.11	19,901	8.31%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$8,608,994,073.34	252,332	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,944	12,559,420	72.53%
L…………………………………....	1,106	4,664,299	26.93%
P……………………………………	56	67,616	0.39%
N …………………………………..	8	25,736	0.15%
Total ……………………………….	4,114	17,317,070	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,956	13,110,981	72.88%
L…………………………………....	1,103	4,768,536	26.51%
P……………………………………	70	82,870	0.46%
N …………………………………..	10	27,161	0.15%
Total ……………………………….	4,139	17,989,548	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,975	14,474,053	72.83%
L…………………………………....	1,088	5,283,978	26.59%
P……………………………………	67	87,551	0.44%
N …………………………………..	11	28,028	0.14%
Total ……………………………….	4,141	19,873,610	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.